Equity Method Investments (Schedule Of Losses On Equity Method Investments) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended															12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Segment, Continuing Operations [Member]	Dec. 31, 2011 Segment, Continuing Operations [Member]	Dec. 31, 2012 Segment, Discontinued Operations [Member]	Dec. 31, 2011 Segment, Discontinued Operations [Member]	Dec. 31, 2012 Janssen AI [Member]	Dec. 31, 2011 Janssen AI [Member]	Dec. 31, 2010 Janssen AI [Member]	Dec. 31, 2012 Janssen AI [Member] Segment, Continuing Operations [Member]	Dec. 31, 2011 Janssen AI [Member] Segment, Continuing Operations [Member]	Dec. 31, 2012 Proteostasis [Member]	Dec. 31, 2011 Proteostasis [Member]	May 31, 2011 Proteostasis [Member]	Dec. 31, 2012 Proteostasis [Member] Segment, Continuing Operations [Member]	Dec. 31, 2011 Proteostasis [Member] Segment, Continuing Operations [Member]	Dec. 31, 2012 Alkermes Plc [Member]	Dec. 31, 2011 Alkermes Plc [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member] Segment, Discontinued Operations [Member]	Dec. 31, 2011 Alkermes Plc [Member] Segment, Discontinued Operations [Member]
Schedule of Equity Method Investments [Line Items]
Carrying amount, beginning balance	$ 675.8	$ 209.0	$ 235.0					$ 130.6	$ 209.0	$ 235.0			$ 17.3		$ 20.0			$ 527.9		$ 528.6
Addition	76.9	548.6						76.9						20.0					528.6
Net loss on equity method investments	(221.8)	(81.1)	(26.0)	(104.5)	(81.1)	(7.2)	(0.7)	(218.5)	(78.4)	(26.0)	(101.2)	(78.4)	(3.3)	(2.7)		(3.3)	(2.7)	7.2	0.7		(7.2)	(0.7)
Disposal of equity method investment	(394.2)																	(394.2)
Impairment of equity method investment	(117.3)			(117.3)				(678.9)			(117.3)
Reclassification to available for sale investment	(126.5)																	(126.5)
Reclass of excess of losses over investment to current liabilities	11.0							11.0
Carrying amount, ending balance	$ 14.0	$ 675.8	$ 209.0						$ 130.6	$ 209.0			$ 14.0	$ 17.3	$ 20.0			$ 528.6	$ 527.9	$ 528.6